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                            J.P. MORGAN SERIES TRUST
                         JPMORGAN ENHANCED INCOME FUND
                               ALL SHARE CLASSES

                       SUPPLEMENT DATED DECEMBER 5, 2002
                     TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED FEBRUARY 28, 2002

    Information regarding the JPMorgan Enhanced Income Fund will no longer be available in this Statement of Additional Information (SAI) but is available in the SAI for the combined JPMorgan Income Funds, dated November 22, 2002.

                                                                     SUP-EI-1202